Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deductible Temporary Differences And Deductible Losses That Are Not Recognized as Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	¥ 5,707,920	¥ 5,806,517
Deductible losses	3,245,713	4,110,264
Deferred tax asset not yet recognised	¥ 8,953,633	¥ 9,916,781